COMMITMENTS AND CONTINGENCIES (Details - Schedule of Supplemental Information Related Leases) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 582,989	$ 214,470	$ 414,085	$ 279,975
Short term lease Cost	26,127	15,933	21,628	21,341
Operating cash outflow used for operating leases	$ 323,750	$ 220,721	$ 285,959	$ 344,307
Weighted average discount rate	9.00%	12.00%	9.00%	12.00%
Weighted average remaining lease term	9 years 7 months 6 days	1 month 6 days	10 years 4 months 24 days	9 months 18 days